Disposition of Long-Term Apartment Rental Business (Details) - Schedule of Reconciliation of Major Classes of Assets and Liabilities ¥ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Current assets of discontinued operations
Cash, cash equivalents and restricted cash			¥ 741
Accounts receivable, net			2,409
Other current assets			63,454
Property and equipment, net			183
Other assets			9,590
Total current assets of discontinued operations			76,663
Liabilities of discontinued operations:
Accounts payable			157,613
Deferred revenue			99,230
Short-term debt			103,552
Rental instalment loans			15,756
Deposits from tenants			29,723
Accrued expenses and other current liabilities			101,501
Total liabilities of discontinued operations			508,326
Related Party
Current assets of discontinued operations
Amounts due from a related party			286
Liabilities of discontinued operations:
Amounts due to a related party			¥ 951